Stockholders' equity (Tables)	6 Months Ended
Jun. 30, 2011
Assumptions for Black-Scholes Option Pricing Model to Determine Fair Value of Stock Options Granted

The fair value of the stock options granted during the six months ended June 30, 2011 was determined by applying a Black-Scholes option pricing model based on the following assumptions:

Assumptions:	Six Months Ended June 30, 2011
Risk-free rate	0.96% to 1.92%
Expected term (in years)	3.7 to 5.1
Volatility	54.1%
Calculated fair value per option	$11.32 to $13.53

Roll Forward of Stock Options

The following tables provide a roll forward of stock options from December 31, 2010 to June 30, 2011 and a summary of stock options outstanding by exercise price range at June 30, 2011:

	Options Outstanding
	Number	Weighted Average Exercise Price
Balance at December 31, 2010	3,141,580	$12.68
Granted	231,300	$27.94
Exercised	(891,052)	$16.93
Cancelled	—	$—

Balance at June 30, 2011	2,481,828	$12.57

Summary of Stock Options Outstanding by Exercise Price Range

	Options Outstanding			Options Exercisable
Range of Exercise Price	Outstanding at June 30, 2011	Weighted Average Remaining Life (months)	Weighted Average Exercise Price	Exercisable at June 30, 2011	Weighted Average Remaining Life (months)	Weighted Average Exercise Price
$5.00	60,000	23	$5.00	60,000	23	$5.00
$6.41 – $8.16	1,251,934	69	$6.55	954,457	63	$6.59
$11.66 - $12.53	483,964	99	$12.47	143,765	90	$12.32
$15.90	61,900	79	$15.90	61,900	67	$15.90
$17.67 – $19.87	155,863	67	$19.75	155,863	67	$19.75
$23.27 – $24.00	140,367	58	$23.98	140,367	58	$23.98
$26.26 – $27.94	276,300	108	$27.68	45,000	71	$26.35
$29.88	40,000	83	$29.88	40,000	83	$29.88
$34.19	11,500	84	$34.19	7,667	84	$34.19

	2,481,828	78	$12.57	1,609,019	65	$11.46

Change in Non-Vested Restricted Stock

The following table summarizes the change in non-vested restricted stock from December 31, 2010 to June 30, 2011:

	Non-vested Restricted Stock
	Number	Weighted Average Grant Price
Balance at December 31, 2010	1,672,854	$11.12
Granted	452,460	$28.08
Vested	(759,450)	$10.45
Forfeited	(6,716)	$15.37

Balance at June 30, 2011	1,359,148	$17.12

Common Stock Repurchased

Pursuant to this provision, we purchased the following shares of our common stock during the six months ended June 30, 2011:

Period	Shares Purchased	Average Price Paid per Share	Extended Amount
January 1 – 31, 2011	199,510	$27.45	$5,476
February 1 – 28, 2011	—	—	—
March 1 – 31, 2011	1,374	$28.22	39
April 1 – 30, 2011	426	$29.72	13
May 1 – 31, 2011	1,065	$30.80	33
June 1 – 30, 2011	644	$30.90	20

	203,019		$5,581